Annual Total Returns [BarChart] - THE GABELLI VALUE 25 FUND INC. - CLASS A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.12%
Annual Return 2012	16.95%
Annual Return 2013	33.16%
Annual Return 2014	1.63%
Annual Return 2015	(9.51%)
Annual Return 2016	11.57%
Annual Return 2017	12.79%
Annual Return 2018	(8.25%)
Annual Return 2019	17.85%
Annual Return 2020	5.83%